P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

July 11, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of Transamerica WMC US Growth VP (the “Fund”), a series of the above referenced Registrant, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), a supplement containing risk/return summary information in an interactive data format that mirrors risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on July 1, 2014 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 0001193125-14-256881). Such supplement is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated July 1, 2014 in XBRL for the Fund in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Should you have any questions or comments regarding this filing, please contact the undersigned at (720) 493-4256.

Very truly yours,

/s/ Tané Tyler
Tané Tyler
Associate General Counsel
Transamerica Asset Management, Inc.